UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2015

Date of Reporting Period: March 31, 2015

Item 1. Schedule of Investments

 Daxor Corporation

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 172.92%

Banking -0.48%

Popular, Inc. (a)	1,700	58,463
First Niagara Financial Group, Inc.	5,000	44,200
		$102,663

Investment Services-0.51%
United States Natural Gas Fund, LLP (a)	8,125	$107,575

Oil & Gas Operations-0.43%
Exco Resources, Inc.	15,000	$27,450
Williams Companies, Inc.	1,200	60,708
WPX Energy Inc. (a)	400	4,372
		$92,530

Other Common Stock-0.09%		$19,597

Daxor Corporation

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 172.92%

Utilities-170.97%
Electric Utilities-166.47%
Ameren Corp.	4,000	$168,800
American Electric Power Co. Inc.	22,600	1,271,250
Avista Corp.	14,396	492,055
Calpine Corp. (a)	1,328	30,371
Centerpoint Energy, Inc.	5,000	102,050
CMS	41,500	1,448,765
DTE Energy Co.	47,000	3,792,430
Duke Energy Corp.	18,117	1,391,023
Edison International	7,000	437,290
Entergy Corp.	37,845	2,932,609
Eversource Energy	41,320	2,087,487
Exelon Corp.	27,700	930,997
Firstenergy Corp.	85,786	3,007,657
Great Plains Energy Inc.	21,000	560,280
Hawaiian Electric Industries, Inc.	58,200	1,869,384
National Grid PLC Shares	38,751	2,503,702
National Grid PLC ADR	30,392	389,607
NISOURCE Inc.	44,000	1,943,040
Pepco Holdings Inc.	2,201	59,053
PG & E Corp.	7,000	371,490
Pinnacle West Capital Corp.	31,002	1,976,378
PNM Resources, Inc.	78,750	2,299,500
Teco Energy, Inc.	2,000	38,800
UIL Holdings Corp.	22,332	1,148,311
UNITIL Corp.	52,900	1,839,333
Westar Energy, Inc.	42,941	1,664,393
XCEL Energy, Inc.	19,050	663,131
		$35,419,186
Natural Gas Utilities-4.50%
Integrys Energy Group Inc.	4,500	$324,090
Southwest Gas Corp.	1,000	58,170
Spectra Energy Corp.	15,925	576,007
		$958,267

Total Utilities		$36,377,453

Waste Management-0.44%
Veolia Environnment SA ADR	5,000	$94,350

Total Common Stock (Cost $14,009,434)-172.92%		$36,794,168

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Market Value
Preferred Stocks-8.16%

Banking-6.24%
Bank of America Corp., 6.204% Series D	1,000	$25,390
Bank of America Corp., 7.250% Series L	700	809,900
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	65,625
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	283,000
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,500
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	117,000
		$1,326,415

Electric Utilities-1.80%
Duquesne Light Co. Preferred, 3.75% Callable	400	$17,200
Pacific Gas & Electric, 5% Series D	1,000	25,120
Pacific Gas & Electric, 5% Series E	1,100	27,275
Pacific Gas & Electric, 6% Series A	4,200	123,256
Southern California Edison, 4.32% Callable	5,500	128,590
Southern California Edison, 4.78% Callable	2,500	61,909
		$383,350

Insurance-0.12%
MetLife Inc., Series B	1,000	$25,910

Total Preferred Stock (Cost $1,084,157)-8.16%		$1,735,675

Total Investment in Securities (Cost $15,093,591) -181.08%		$38,529,843

Investment in Operating Division-16.39%		$3,486,995

Deferred Income Taxes, Net-12.29%		$2,615,595

Other Assets-0.66%		$141,571

Total Assets-210.42%		$44,774,004
Total Liabilities – (110.42%)		(23,495,758)
Net Assets-100.00%		$21,278,246

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the net unrealized appreciation based on cost for financial reporting purposes of $23,436,252 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$23,715,249
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(278,997)
Net unrealized appreciation	$23,436,252

Portfolio Analysis

As of March 31, 2015

Percentage of Net Assets
Common Stock
Banking	0.48%
Investment Services	0.51%
Other Common Stock	0.09%
Oil and Gas Operations	0.43%
Electric Utilities	166.47%
Natural Gas Utilities	4.50%
Waste Management	0.44%
Total Common Stock	172.92%

Preferred Stock
Banking	6.24%
Electric Utilities	1.80%
Insurance	0.12%
Total Preferred Stock	8.16%

Total Investment in Securities	181.08%

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 03/31/2015	Value of Short Position at 03/31/2015
Restricted Cash (b)-25.17%		$5,356,913

Securities Sold Short- (25.05%)
Apple, Inc.	(7,000)	(871,010)
Best Buy Co. Inc.	(14,000)	(529,060)
Blackberry Limited	(3,500)	(31,255)
Gap, Inc.	(4,000)	(173,320)
General Electric Co.	(2,500)	(62,025)
Hewlett Packard Company	(2,500)	(77,900)
Keurig Green Mountain, Inc.	(7,000)	(782,110)
Intuitive Surgical, Inc.	(500)	(252,515)
KB Home	(3,000)	(46,860)
Netflix, Inc.	(700)	(291,683)
Ralph Lauren Corporation	(1,500)	(197,250)
Simon Property Group Inc.	(10,000)	(1,956,400)
Toll Brothers Inc.	(1,500)	(59,010)
Total Securities Sold Short- (25.05%)		$(5,330,398)

Restricted Cash, Net of Securities Borrowed at Fair Market Value -0.12%		$26,515

Daxor Corporation Schedule of Investments (Continued) March 31, 2015 (Unaudited)
Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(0.45%)
Call Options Written- (0.10%)
Advanced Micro Devices, Inc.	(4)	4.00	04/17/2015	$(1)
Entergy Corp.	(45)	77.50	06/19/2015	(11,025)
Entergy Corp.	(50)	80.00	06/19/2015	(7,250)
Exco Resources Inc.	(150)	3.00	09/18/2015	(1,127)
Exelon Corp.	(25)	35.00	05/15/2015	(1,562)
United States Natural Gas Fund, LLP	(56)	20.00	04/17/2015	(280)
Total Call Options Written				$(21,245)

Put Options Written-(0.35%)
Apple, Inc.	(2)	115.00	04/17/2015	$(67)
Apple, Inc.	(5)	120.00	04/17/2015	(495)
Bank of America Corp.	(30)	14.00	04/17/2015	(60)
Bank of America Corp.	(25)	15.00	04/17/2015	(339)
Bank of America Corp.	(25)	14.00	05/15/2015	(175)
Bank of America Corp.	(25)	15.00	05/15/2015	(670)
Bank of America Corp.	(25)	14.00	06/19/2015	(389)
Bank of America Corp.	(35)	15.00	06/19/2015	(1,485)
Bank of America Corp.	(25)	15.00	08/21/2015	(1,566)
Bank of America Corp.	(30)	14.00	11/20/2015	(1,655)
Best Buy Co. Inc.	(140)	36.49	05/15/2015	(11,876)
BlackBerry Limited	(35)	9.00	04/17/2015	(1,400)
BP PLC	(35)	36.00	07/17/2015	(3,780)
Entergy Corp.	(10)	75.00	06/19/2015	(2,250)
Gap, Inc.	(40)	37.00	04/17/2015	(100)
General Electric Co.	(25)	23.00	04/17/2015	(150)
Hewlett Packard Company	(25)	32.00	04/17/2015	(2,675)
Intuitive Surgical, Inc.	(5)	430.00	04/17/2015	(950)
KB Home	(30)	13.00	05/15/2015	(255)
Keurig Green Mountain, Inc.	(15)	110.00	04/17/2015	(3,210)
Keurig Green Mountain, Inc.	(50)	105.00	05/15/2015	(22,000)
Keurig Green Mountain, Inc.	(5)	110.00	05/15/2015	(3,250)
Netflix, Inc.	(7)	360.00	04/17/2015	(2,678)
Newmont Mining Corporation	(20)	22.00	04/17/2015	(1,540)
Newmont Mining Corporation	(20)	15.00	06/19/2015	(120)
Newmont Mining Corporation	(40)	20.00	09/18/2015	(5,240)
Newmont Mining Corporation	(25)	15.00	01/15/2016	(1,162)
Ralph Lauren Corporation	(50)	120.00	04/17/2015	(625)
Simon Property Group Inc.	(20)	135.00	04/17/2015	(100)
Simon Property Group Inc.	(30)	140.00	04/17/2015	(11)
Simon Property Group Inc.	(30)	155.00	04/17/2015	(360)
Simon Property Group Inc.	(30)	180.00	05/15/2015	(4,254)
Toll Brothers Inc.	(15)	34.00	04/17/2015	(17)
Total Put Options Written				$(74,904)

Total Call and Put Options Written-(Premium Received)-(0.45%)				$(96,149)

Margin loans payable-(109.55%) (c)				$(23,310,215)

Other Liabilities-(0.42%)				$(89,394)

Total Liabilities –(110.42)%				$(23,495,758)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of March 31, 2015 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$36,794,168	$—	$—	$36,794,168
Preferred Stocks	1,735,675	—	—	1,735,675
Investment in Operating Division	—	—	3,486,995	3,486,995
Total	$38,529,843	$—	$3,486,995	$42,016,838

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$23,310,215	$—	$—	$23,210,215
Call and Put Options	$96,149	$—	$—	$96,149

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: May 15, 2015